Income Tax Expenses - Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before taxation	$ (172,591)	$ (240,810)	$ (94,796)
Tax at the US federal tax rate of 21%	(36,244)	(50,570)	(19,907)
Tax effect of expenses not deductible for tax purpose	568	45,739	20,419
Tax effect of income not taxable for tax purpose	0	(257)	(309)
Tax effect of additional qualified expenses deductible for tax purpose (note)	(741)	(1,517)	(0)
Tax effect of R&D Credits	(2,311)	0	0
Tax effect of tax losses not recognized	10,277	7,027	360
Tax effect of foreign tax differential rates	(28,461)	(421)	(562)
Income tax expense	$ 10	$ 1	$ 1